FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Balance
Change in fair value of capped call options	16,122,313
Balance	¥ 26,486,388